Equity Incentive Plan - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 24, 2021	Mar. 05, 2015	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense recognition period			3 years 1 month 6 days			2 years 11 months 19 days
Allocated compensation expense			$ 2,863,000	$ 2,930,000		$ 10,354,000		$ 10,939,000	$ 9,839,000
Options exercised			37,700			20,134
Options exercised, weighted average exercise price			$ 0.04			$ 7.77
Total proceeds from option exercises			$ 1,000			$ 200,000		1,100,000	200,000
Aggregate intrinsic value, options			26,000		$ 26,000	494,000		13,124,000
Intrinsic value of the exercised option			100,000	100,000		100,000		800,000	200,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			4,500,000	3,600,000	$ 4,500,000		$ 3,600,000
Unrecognized compensation expense recognition period					2 years 9 months 18 days
Allocated compensation expense					$ 2,500,000		$ 3,500,000
Grant date fair value of options granted					$ 1		$ 0.89
Options exercised					6,250		2,028,203
Options exercised, weighted average exercise price					$ 0.99		$ 2.64
Total proceeds from option exercises					$ 6,188		$ 5,351,323
Fair value of options vested					2,600,000		3,700,000
General and Administrative Expense [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated compensation expense					1,900,000		2,100,000
Research and development expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated compensation expense			$ 1,395,000	$ 1,323,000		$ 5,706,000		$ 4,732,000	$ 3,472,000
Research and development expense [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated compensation expense					$ 600,000		$ 1,400,000
2015 Equity Incentive Plan [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value on date of grant		100.00%
Award expiration period		10 years
Equity incentive plan, available percentage of common stock share issued and outstanding		12.50%
Number of shares available for grants			7,223,029		7,223,029
Total proceeds from option exercises					$ 6,000
2016 Director Plan [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grants	3,411,279
Increase in total number of common shares authorized	3,000,000
Number of common shares authorized	5,750,000
Number of shares available for initial grants	176,000
Annual grants stock option granted in future	88,000
Initial grants term	10 years
Annual grants term	10 years
Initial grants vesting period	3 years
Annual grants vesting period	1 year
Term of stock option awards					(i) “Initial Grants” upon a director’s initial appointment to the Board consisting of an immediate stock option grant of 176,000 shares at fair market value and the shares will vest in equal quarterly increments over a three-year period from the date of grant; and (ii) “Annual Grants” for members who continue in service as members of the Board subsequent to each annual meeting of stockholders occurring subsequent to an Initial Grant, an annual stock option grant of 88,000 shares at fair market value and the shares will vest in equal quarterly increments over a one-year period from the date of grant. The Initial Grants and Annual Grants have a ten year term, subject to applicable termination or forfeiture provisions. As of March 31, 2022, there were 3,411,279 shares available for grant under the 2016 Director Plan.
Equity Incentive Plan 2015 and 2016 [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, options			$ 4,610		$ 4,610
Stock price			$ 0.35		$ 0.35
Intrinsic value of the exercised option					$ 3,500